UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Managing Members
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico               New York, NY                        02/14/06
------------------              --------------                       ---------
    [Signature]                  [City, State]                        [Date]

/s/ Ellen H. Adams               New York, NY                        02/14/06
------------------              --------------                       ---------
    [Signature]                  [City, State]                        [Date]

--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                 TITLE                      VALUE     SHRS/     SH/  PUT/  INVESTMENT OTHER       VOTING AUTHORITY
              NAME OF ISSUER    OF CLASS       CUSIP      (X$1,000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

ADVANCE AUTO PARTS INC              COM       00751Y106          6,705  154,270    SH           SOLE             154,270
AETNA INC NEW                       COM       00817Y108          7,325   77,674    SH           SOLE              77,674
AMERICAN TOWER CORP                 CL A      029912201          7,744  285,753    SH           SOLE             285,753
AMERICREDIT CORP                    COM       03060R101          5,517  215,242    SH           SOLE             215,242
AMYLIN PHARMACEUTICALS INC          COM       032346108          1,918   48,040    SH           SOLE              48,040
APPLE COMPUTER INC                  COM       037833100          3,681   51,200    SH           SOLE              51,200
BANK NEW YORK INC                   COM       064057102            247    7,749    SH           SOLE               7,749
BOEING CO                           COM       097023105          1,910   27,190    SH           SOLE              27,190
BOSTON SCIENTIFIC CORP              COM          101137107       1,820   74,300    SH           SOLE              74,300
CLEVELAND CLIFFS INC                COM          185896107       3,803   42,940    SH           SOLE              42,940
CONEXANT SYSTEMS INC                COM          207142100       1,489  658,680    SH           SOLE             658,680
CONSOL ENERGY INC                   COM       20854P109          6,105   93,660    SH           SOLE              93,660
CORNING INC                         COM          219350105       8,631  439,008    SH           SOLE             439,008
DOBSON COMMUNICATIONS CORP          CL A         256069105       6,169  822,488    SH           SOLE             822,488
ENDO PHARMACEUTICALS HLDGS INC      COM       29264F205          2,805   92,710    SH           SOLE              92,710
EQUINIX INC                       COM NEW     29444U502         13,486  330,859    SH           SOLE             330,859
FOSTER WHEELER LTD                SHS NEW     G36535139          1,868   50,800    SH           SOLE              50,800
GAMESTOP CORP NEW                   CL A      36467W109          7,585  238,360    SH           SOLE             238,360
GAYLORD ENTMT CO NEW                COM          367905106       4,879  111,937    SH           SOLE             111,937
GOODRICH CORP                       COM          382388106       3,980   96,830    SH           SOLE              96,830
GOOGLE INC                          CLA       38259P508          8,323   20,062    SH           SOLE              20,062
GUIDANT CORP                        COM          401698105       5,420   83,700    SH           SOLE              83,700
JAMES RIVER COAL CO               COM NEW        470355207       4,686  122,683    SH           SOLE             122,683
KMG AMER CORP                       COM          482563103       2,131  232,083    SH           SOLE             232,083
LAIDLAW INTL INC                    COM       50730R102          2,798  120,431    SH           SOLE             120,431
LEAP WIRELESS INTL INC            COM NEW        521863308       1,925   50,815    SH           SOLE              50,815
MARVELL TECHNOLOGY GROUP LTD        ORD       G5876H105          3,819   68,090    SH           SOLE              68,090
MCDERMOTT INTL INC                  COM          580037109       5,080  113,870    SH           SOLE             113,870
MEMC ELECTR MATLS INC               COM          552715104      13,364  602,784    SH           SOLE             602,784
MICHAELS STORES INC                 COM          594087108       4,648  131,414    SH           SOLE             131,414
MOTOROLA INC                        COM          620076109       5,655  250,340    SH           SOLE             250,340
NII HOLDINGS INC                  CL B NEW    62913F201         12,853  294,250    SH           SOLE             294,250
PENWEST PHARMACEUTICALS CO          COM          709754105       2,241  114,824    SH           SOLE             114,824
PETROHAWK ENERGY CORP               COM          716495106       3,893   55,063    SH           SOLE              55,063
PINNACLE ENTMT INC                  COM          723456109         950   38,430    SH           SOLE              38,430
PSYCHIATRIC SOLUTIONS INC           COM       74439H108          3,274   55,734    SH           SOLE              55,734
QUALCOMM INC                        COM          747525103       3,747   86,970    SH           SOLE              86,970
QUANTA CAPITAL HLDGS LTD            SHS       G7313F106          1,352  265,160    SH           SOLE             265,160
QUANTUM CORP                      COM DSSG       747906204         971  318,400    SH           SOLE             318,400
SBA COMMUNICATIONS CORP             COM       78388J106          2,276  127,126    SH           SOLE             127,126
SEMITOOL INC                        COM          816909105       1,925  176,900    SH           SOLE             176,900
SENOMYX INC                         COM       81724Q107          1,045   86,206    SH           SOLE              86,206
STARWOOD HOTELS&RESORTS WRLD     PAIRED CTF   85590A203          4,928   77,164    SH           SOLE              77,164
STATION CASINOS INC                 COM          857689103       5,053   74,525    SH           SOLE              74,525
TELIK INC                           COM       87959M109          2,156  126,869    SH           SOLE             126,869
TIME WARNER TELECOM INC             CL A         887319101       2,821  286,380    SH           SOLE             286,380
TRANSOCEAN INC                      ORD       G90078109          3,259   46,771    SH           SOLE              46,771
WALTER INDS INC                     COM       93317Q105          3,465   69,697    SH           SOLE              69,697
WYNN RESORTS LTD                    COM          983134107       4,771   86,980    SH           SOLE              86,980
YAHOO INC                           COM          984332106       4,014  102,450    SH           SOLE             102,450
                                  50             Total        220,505


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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         50
Form 13F Information Table Value Total:         220,505
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE